Subsequent Event - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended
	Apr. 18, 2025 USD ($)	Jan. 31, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 CNY (¥)
American Depositary Shares [Member]
Equity method investee cumulative Voting Rights after all transactions
Stock repurchase program, authorized amount			$ 200
Plus(CN) [Member] | Convertible Debt [Member]
Equity method investee cumulative Voting Rights after all transactions
Convertible Notes Payable		$ 16
Debt Instrument, Interest Rate During Period		12.00%
Debt Instrument, Maturity Date		May 12, 2026
Subsequent Event [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable	$ 100
Subsequent Event [Member] | 2025 Dividends [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable per share | $ / shares			$ 0.096
Dividends payable | ¥				¥ 200
Subsequent Event [Member] | American Depositary Shares [Member] | 2025 Dividends [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable per share | $ / shares			$ 0.0048
Subsequent Event [Member] | Common Stock [Member] | 2025 Dividends [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable date	Apr. 07, 2025